Loans and advances to central banks and credit institutions	12 Months Ended
Dec. 31, 2017
Loans and advances to central banks and credit institutions
Loans and advances to central banks and credit institutions

6.     Loans and advances to central banks and credit institutions

The detail, by classification, type and currency, of Loans and advances to credit institutions in the consolidated balance sheets is as follows:

	Millions of euros
	2017	2016	2015

CENTRAL BANKS
Classification:
Financial assets held for trading	—	—	—
Financial assets designated at fair value through profit or loss	—	—	—
Loans and receivables	26,278	27,973	17,337
	26,278	27,973	17,337
Type:
Time deposits	17,359	14,445	9,958
Reverse repurchase agreements	8,919	13,528	7,379
Impaired assets	—	—	—
Valuation adjustments for impairment	—	—	—
Of which risk country	—	—	—
	26,278	27,973	17,337

CREDIT INSTITUTIONS
Classification:
Financial assets held for trading	1,696	3,221	1,352
Financial assets designated at fair value through profit or loss	9,889	10,069	26,403
Loans and receivables	39,567	35,424	37,438
	51,152	48,714	65,193

Type:
Time deposits	8,169	6,577	7,875
Reverse repurchase agreements	21,765	20,867	37,744
Non- loans advances	21,232	21,281	19,580
Impaired assets	4	4	13
Valuation adjustments for impairment	(18)	(15)	(19)
Of which risk country	(10)	(12)	(12)
	51,152	48,714	65,193

Currency:
Euro	23,286	24,278	42,666
Pound sterling	5,582	4,337	3,684
U.S. dollar	15,325	11,996	14,395
Brazilian reais	28,140	32,013	20,341
Other currencies	5,097	4,063	1,444
TOTAL	77,430	76,687	82,530

The loans and advances to credit institutions classified under Financial assets held for trading consist mainly of securities of foreign institutions acquired under reverse repurchase agreements, whereas those classified under Financial assets designated at fair value through profit or loss consist of assets of Spanish and foreign institutions acquired under reverse repurchase agreements.

The loans and advances to credit institutions classified under Loans and receivables are mainly time accounts and deposits.

Note 51 contains a detail of the residual maturity periods of Loans and receivables and of the related average interest rates.